Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues:
Voyage revenues (Note 13)	$ 511,878	$ 306,996
Expenses
Voyage expenses (Note 3)	93,045	115,072
Charter-in hire expenses (Note 3)	7,342	14,053
Vessel operating expenses	100,326	85,223
Dry docking expenses	18,869	20,883
Depreciation (Note 5)	74,336	69,958
Management fees (Notes 3)	9,605	9,202
General and administrative expenses (Note 3)	17,427	14,991
(Gain)/Loss on time charter agreement termination	(1,102)	0
Other operational loss	1,555	610
Other operational gain	(1,197)	(654)
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 12)	1,537	(19,532)
Total operating expenses	321,743	309,806
Operating income / (loss)	190,135	(2,810)
Other Income/ (Expenses):
Interest and finance costs (Note 7)	(29,459)	(38,381)
Interest and other income/(loss)	1,662	432
Loss on debt extinguishment (Note 7)	(2,353)	(618)
Total other expenses, net	(30,150)	(38,567)
Income / (loss) before taxes and equity in income of investee	159,985	(41,377)
Income taxes	0	(27)
Income/(Loss) before equity in income of investee	159,985	(41,404)
Equity in income / (loss) of investee	(13)	39
Net income/(loss)	$ 159,972	$ (41,365)
Earnings / (Loss) per share, basic	$ 1.60	$ (0.43)
Earnings / (Loss) per share, diluted	$ 1.59	$ (0.43)
Weighted average number of shares outstanding, basic (Note 9)	100,256,417	95,797,142
Weighted average number of shares outstanding, diluted (Note 9)	100,537,897	95,797,142